13F-HR
                            FORM 13F HOLDINGS REPORT

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [ ]; Amendment Number:
        This Amendment: [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Pointer Capital, LLC
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number: 028-12897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Malon W. Courts
Title:      Partner
Phone:      404.614.6183

Malon W. Courts               Atlanta, GA                   11-Feb-09
---------------               -----------                   ---------
Signature                     City State                    Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

**Confidential information has been omitted from the public 13F form and has been filed separately with the SEC with a request for confidential treatment.

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   18

Form 13F Information Table Value Total:   41,437

List of Other Included Managers:          None

                                                               MKT VAL              INVESTMENT  OTHER    VOTING AUTHORITY
ISSUER NAME                      TITLE OF CLASS    CUSIP       (X $1000)    SHARES  DISCRETION  MNGRS   SOLE   SHARED   NONE
B F GOODRICH CO                  COM             382388106     1,874.00     50,645     SOLE             14500           36145
BE AEROSPACE INC                 COM             73302101        599.00     78,000     SOLE             78000
CLEVELANDS CLIFFS INC-W/RTS TO   COM             185896107     2,010.00     78,535     SOLE             32590           45945
DOLLAR FINL CORP                 COM             256664103     2,861.00    277,782     SOLE             90000          187782
BIO IMAGING TECHNOLOGIES INC     COM             09056N103     1,005.00    274,600     SOLE            274600
EV ENERGY PARTNERS L P           COM UNITS       26926V107     5,593.00    381,333     SOLE             95000          286333
EZCORP INC-CL A                  CL A NON VTG    302301106     1,513.00     99,535     SOLE                             99535
GENERAL DYNAMICS                 COM             369550108     1,787.00     31,040     SOLE              9500           21540
GLOBAL SOURCES LTD               ORD             G39300101     1,883.00    345,740     SOLE             90730          255010
LITHIA MOTORS INC-CL A           CLA             536797103     3,010.00    923,672     SOLE            219420          704252
MICROSOFT CORP                   COM             594918104     1,078.00     55,500     SOLE                             55500
MCDERMOTT INTERNATIONAL INC      COM             580037109     6,964.00    704,887     SOLE            167515          537372
KNOLOGY INC                      COM             499183804       764.00    148,100     SOLE            148100
NII HLDGS INC                    CL B NEW        62913F201     3,173.00    174,605     SOLE             37225          137380
WALTER INDUSTRIES                COM             93317q105     6,023.00    344,035     SOLE             84000          260035
UNITED ONLINE INC                COM             911268100       593.00     97,720     SOLE             97720
HEELYS INC                       COM             42279m107       156.00     69,135     SOLE             69135
PHYSICIANS FORMULA HOLDINGS      COM             719427106       251.00     90,000     SOLE             90000